Nature and Continuance of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

1.	Nature and Continuance of Operations

Leef Brands Inc. (the “Company”) (Formerly Icanic Brands Company Inc.) was incorporated on September 15, 2011, under the laws of the province of British Columbia and is registered extra-provincially under the laws of Ontario. The Company is a cannabis branded products manufacturer based in California. The Company is a public company whose common shares are listed for trading on the Canadian Securities Exchange (“CSE”) under the symbol “LEEF” which became effective December 7, 2022. The head office of the Company is located at Suite 2500 Park Place, 666 Burrard Street, Vancouver, BC V6C 2X8.

These consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and discharge of liabilities in the normal course of business. As of June 30, 2025, the Company has yet to generate a positive net income. The Company is actively seeking additional sources of financing. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, within one year of the issuance of the financial statements. Management is aware, in making its assessment, of uncertainties related to events or conditions that may cast substantial doubt upon the entity’s ability to continue as a going concern that these uncertainties are material and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. Accordingly, they do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore to realize its assets and discharge its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. See liquidity section of “Note 2 – Basis of Presentation” for further discussion on liquidity needs.

Reverse recapitalization

On April 20, 2022, the Company acquired all of the common stock of LEEF Holdings, Inc. (“LEEF”) pursuant to a merger agreement dated January 21, 2022, among the Company, its wholly-owned subsidiary, Icanic Merger Sub, Inc. and LEEF. The Company issued common shares, which at the time were subject to a contractual hold period in accordance with the terms of the merger agreement, with an initial one-eighth of the shares received to be released on the one-year anniversary of closing and the remaining shares to be released in equal one-eighth installments every three months thereafter.

Share Consolidation Plan

On October 29, 2024, the Company announced a 10:1 share consolidation plan. The Consolidation has consolidated the Company’s issued and outstanding common shares based on ten pre-consolidation shares for one post-consolidation share. The Consolidation aims to improve the Company’s capital structure, increase its attractiveness to institutional investors, and provide a more stable trading platform. Upon completion of the Consolidation, the Company had approximately 162,762,651 common shares issued and outstanding, subject to rounding adjustments. The Consolidation took effect November 18, 2024. Accordingly, all periods presented have been adjusted retroactively to reflect the 10:1 share consolidation plan.

1.	Nature and Continuance of Operations

Leef Brands Inc. (the “Company”) (Formerly Icanic Brands Company Inc.) was incorporated on September 15, 2011, under the laws of the province of British Columbia and is registered extra-provincially under the laws of Ontario. The Company is a cannabis branded products manufacturer based in California. The Company is a public company whose common shares are listed for trading on the Canadian Securities Exchange (“CSE”) under the symbol “LEEF” which became effective December 7, 2022. The head office of the Company is located at Suite 2500 Park Place, 666 Burrard Street, Vancouver, BC V6C 2X8.

These consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and discharge of liabilities in the normal course of business. As of December 31, 2024, the Company has yet to generate a positive net income. The Company is actively seeking additional sources of financing. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, within one year of the issuance of the financial statements. Management is aware, in making its assessment, of uncertainties related to events or conditions that may cast substantial doubt upon the entity’s ability to continue as a going concern that these uncertainties are material and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. Accordingly, they do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore to realize its assets and discharge its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. See liquidity section of “Note 2 – Basis of Presentation” for further discussion on liquidity needs.

Reverse recapitalization

On April 20, 2022, the Company acquired all of the common stock of LEEF Holdings, Inc. (“LEEF”) pursuant to a merger agreement dated January 21, 2022, among the Company, its wholly-owned subsidiary, Icanic Merger Sub, Inc. and LEEF. The Company issued an aggregate of 75,971,700 common shares, which were subject to a contractual hold period in accordance with the terms of the merger agreement, with an initial one-eighth of the shares received to be released on the one-year anniversary of closing and the remaining shares to be released in equal one-eighth installments every three months thereafter. In addition the Company issued 23,823,595 common shares with a fair value $34,606,154 as the consideration paid for the acquisition of LEEF.

Pursuant to the terms of the merger agreement, former LEEF shareholders will also be entitled to receive the following contingent earn-out payments (the “Earn-Out Payments”):

1.	On July 20, 2023, an amount equal to 10% of (A) the product equal to two times the trailing 12-months (“TTM”) revenue calculated for the 12-month period immediately following closing minus (B) US$120 million (the “First Earn-Out Payment”);

2.	On July 20, 2024, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following the date that is one year from the closing date minus (B) the US$120 million and minus (C) any amounts paid pursuant to the First Earn-Out Payment (the “Second Earn-Out Payment”); and

3.	On July 20, 2025, an amount equal to 10% of (A) the product equal to two times the TTM revenue calculated for the 12-month period immediately following the date that is two years from the closing date minus (B) US$120 million, minus (C) any amounts paid pursuant to the First Earn-Out Payment, minus (D) any amounts paid pursuant to the Second Earn-Out Payment.

1.	Nature and Continuance of Operations (continued)

Each of the Earn-Out Payments will be satisfied in full through the issuance of common shares of the Company based on the 30-day volume weighted average trading price of the shares on the Canadian Securities Exchange for the period ending on the business day prior to the issuance.

LEEF Holdings, Inc. was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (ASC”) 805, Business Combinations. This determination was primarily based on LEEF Holdings, Inc.’s stockholders prior to the Business Combination having a majority of the voting interests in the Company following the closing of the Business Combination, LEEF Holdings, Inc.’s operations comprising the ongoing operations of the Company, LEEF Holdings, Inc.’s designees comprising half of the board of directors of Company, and LEEF Holdings, Inc.’s senior management comprising the senior management of the Company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of LEEF Holdings, Inc. issuing stock for the net assets of Icanic Brands, Inc. accompanied by a recapitalization. The net assets of Icanic Brands, Inc. are stated at historical cost.

While Icanic Brands, Inc. was the legal acquirer in the Business Combination, because LEEF Holdings, Inc. was deemed the accounting acquirer, the historical financial statements of LEEF Holdings, Inc. became the historical financial statements of the Company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of LEEF Holdings, Inc. prior to the Business Combination; (ii) the combined results of the Company and LEEF Holdings, Inc. following the closing of the Business Combination; (iii) the assets and liabilities of LEEF Holdings, Inc. at their historical cost; and (iv) the Company’s equity structure before and after the Business Combination.

Share Consolidation Plan

On October 29, 2024, the Company announced a 10:1 share consolidation plan. The Consolidation has consolidated the Company’s issued and outstanding common shares based on ten pre-consolidation shares for one post-consolidation share. The Consolidation aims to improve the Company’s capital structure, increase its attractiveness to institutional investors, and provide a more stable trading platform. Upon completion of the Consolidation, the Company had approximately 162,762,651 common shares issued and outstanding, subject to rounding adjustments. The Consolidation took effect November 18, 2024. Accordingly, all periods presented have been adjusted retroactively to reflect the 10:1 share consolidation plan.